Pensions and other postretirement benefits (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	100.00%
Actual asset allocation	100.00%	100.00%
Expected going concern basis excess (deficit) funded status	CAD 2,500.0
Expected solvency basis excesss (deficit) funded status	100.0
Going concern basis excess (deficit) funded status		CAD 2,200.0
Solvency basis excesss (deficit) funded status		CAD 300.0
Cash contribution to pension plan, expected to be	115.0
Actual contributions for all pension plans contributed in next fiscal year	CAD 60.0
Cash and short-term investments
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	3.00%
Actual asset allocation	3.00%	2.00%
Bonds and mortgages
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	40.00%
Actual asset allocation	33.00%	30.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	66.00%	74.00%
Private debt
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	0.00%
Actual asset allocation	1.00%	1.00%
Equities
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	42.00%
Actual asset allocation	38.00%	41.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	2.00%	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	21.00%	22.00%
Real Estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	4.00%
Actual asset allocation	2.00%	2.00%
Oil and gas
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	7.00%
Actual asset allocation	6.00%	5.00%
Infrastructure
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	4.00%
Actual asset allocation	5.00%	5.00%
Absolute Return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	0.00%
Actual asset allocation	10.00%	11.00%
Risk-based allocation
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Policy	0.00%
Actual asset allocation	2.00%	3.00%